SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2023 | shares	395,171
Exercised | shares	58,037
Forfeited | shares	0
Outstanding at June 30, 2023 | shares	337,134	395,171
Exercisable at June 30, 2023 | shares	193,046
Weighted-average exercise price
Outstanding at January 1, 2023 | $ / shares	$ 5.25
Exercised | $ / shares	5.15
Forfeited | $ / shares	0
Outstanding at June 30, 2023 | $ / shares	5.07	$ 5.25
Exercisable at June 30, 2023 | $ / shares	$ 4.9
Weighted- average remaining contractual life (in months)
Outstanding	91 months	95 months
Exercisable at June 30, 2023	86 months
Aggregate intrinsic value
Outstanding | $	$ 1,442	$ 1
Exercisable at June 30, 2023 | $	$ 859